Subsequent Events (Details) - USD ($)											1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 19, 2018	May 04, 2018	Apr. 25, 2018	Apr. 10, 2018	Mar. 12, 2018	Mar. 08, 2018	Jan. 08, 2018	Dec. 27, 2017	Oct. 18, 2017	Sep. 15, 2017	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 01, 2018
Subsequent Events (Textual)
Debt face amount																$ (98,903)	$ 152,000
Common stock par value (in dollars per share)													$ 0.001		$ 0.001	$ 0.001	$ 0.001
Exercise price (in shares)																$ 0.0616
Debt interest rate (in percent)													10.00%		10.00%
Exercise Price of Warrants													$ 0.07		$ 0.07
Common Stock [Member]
Subsequent Events (Textual)
Number of shares issued (in shares)															2,500,000	39,166,666	2,500,000
Non Affiliated Individuals [Member] | 12% Promissory Note [Member]
Subsequent Events (Textual)
Contribution of capital individual													$ 200,000	$ 200,000
Matures date													6 months	6 months
Exercise Price of Warrants													$ 0.07	$ 0.07	$ 0.07
Note receivable																$ 60,000
Non Affiliated Individuals [Member] | Warrant [Member] | 12% Promissory Note [Member]
Subsequent Events (Textual)
Debt face amount													$ 2	$ 2	$ 2
Common stock par value (in dollars per share)													$ 0.001	$ 0.001	$ 0.001
Subscription Agreements [Member] | Director And Officer [Member]
Subsequent Events (Textual)
Number of common stock issued																		1,000,000
Subscription Agreements [Member] | Non Affiliated Individuals [Member]
Subsequent Events (Textual)
Debt face amount	$ 1,000,000
Monthly payments	20,000
Contribution of capital individual	$ 20,000													$ 150,000
Number of shares issued (in shares)														2,500,000
Number of common stock issued	2,000,000
Interest rate terms	The note is non-interest bearing.
Frequency of periodic payment	To be paid in five monthly payments.
Date of first required payment	Nov. 20, 2018
Subsequent Event [Member]
Subsequent Events (Textual)
Exercise price (in shares)											$ 2.00
Subsequent Event [Member] | Financing Agreement [Member] | Director And Officer [Member]
Subsequent Events (Textual)
Debt face amount												$ 77,612
Debt interest rate (in percent)												7.40%
Monthly payments												$ 8,027
10% Promissory Note [Member]
Subsequent Events (Textual)
Debt face amount						$ 26,500
Debt maturity date						Dec. 15, 2018
Debt interest rate (in percent)						12.00%
Monthly payments		$ 27,000
Interest rate terms						Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
12% Promissory Note [Member]
Subsequent Events (Textual)
Debt face amount										$ 53,000
Debt maturity date										Jun. 20, 2018
Debt interest rate (in percent)										12.00%
Monthly payments					$ 25,000
Interest rate terms										Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
12% Convertible Notes Due August 28, 2018 [Member]
Subsequent Events (Textual)
Debt face amount							$ 105,000
Debt maturity date							Aug. 28, 2018
Debt interest rate (in percent)							12.00%
Monthly payments			$ 109,000
Interest rate terms							Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid.
10% Promissory Notes [Member]
Subsequent Events (Textual)
Debt face amount									$ 33,000
Debt maturity date									Jul. 20, 2018
Debt interest rate (in percent)									12.00%
Monthly payments				$ 35,000
Interest rate terms									Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
10% Promissory Notes [Member] | Subsequent Event [Member] | Non affiliated Individuals [Member]
Subsequent Events (Textual)
Debt face amount											$ 300,000	$ 300,000
Debt maturity date											Sep. 01, 2019	Sep. 01, 2019
Common stock par value (in dollars per share)											$ 0.001	$ 0.001
Exercise price (in shares)											$ 0.07	$ 0.07
10% Convertible Notes Due September 01, 2019 [Member]
Subsequent Events (Textual)
Debt face amount								$ 28,000
Debt maturity date								Sep. 20, 2018
Debt interest rate (in percent)								12.00%
Monthly payments		$ 29,000
Interest rate terms								Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
10% Convertible Notes Due September 01, 2019 [Member] | Non affiliated Individuals [Member]
Subsequent Events (Textual)
Debt face amount													$ 400,000		$ 400,000
Debt maturity date															Sep. 01, 2019
Common stock par value (in dollars per share)													$ 0.001		$ 0.001
Exercise price (in shares)													$ 0.07		$ 0.07